Submission	Dec. 05, 2024
Submission [Line Items]
Central Index Key	0000833444
Registrant Name	Johnson Controls International plc
Registration File Number	333-269534
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES